STATEMENTS OF CASH FLOWS (Parenthetical) $ in Millions	9 Months Ended
Sep. 30, 2019 USD ($)
Statement of Cash Flows [Abstract]
Initial public offering, underwriting discounts and commissions	$ 7.2